STOCKHOLDERS' EQUITY (DEFICIT) - Summary of Unvested Options and Changes (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Unvested, beginning balance (in shares)	1,164
Granted (in shares)	4
Vested (in shares)	(354)
Forfeited (in shares)	(96)
Unvested, ending balance (in shares)	718	1,164
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share)	$ 4.25
Granted (in dollars per share)	2.04	$ 2.82	$ 4.25
Vested (in dollars per share)	4.37
Forfeited (in dollars per share)	4.15
Unvested, ending balance (in dollars per share)	$ 4.19	$ 4.25
Total fair value of options vested	$ 1.6	$ 2.7	$ 4.2